VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 2.5%
US Bancorp 18,348 $ 839,054
Underline
Capital Goods : 18.5%
Allegion plc 5,958 868,319
Boeing Co. * 4,469 679,467
Emerson Electric Co. 7,355 804,416
Honeywell International, Inc. 1,945 402,051
Huntington Ingalls Industries,
Inc. 3,080 814,290
IDEX Corp. 2,013 431,789
Masco Corp. 5,387 452,185
Northrop Grumman Corp. 873 461,005
Otis Worldwide Corp. 4,290 445,903
Rockwell Automation, Inc. 1,440 386,582
RTX Corp. 3,496 423,575
6,169,582
Commercial & Professional Services : 4.2%
Equifax, Inc. 1,516 445,492
TransUnion 8,991 941,358
1,386,850
Consumer Discretionary Distribution &
Retail : 2.2%
Amazon.com, Inc. * 2,151 400,796
Etsy, Inc. * 5,922 328,849
729,645
Consumer Durables & Apparel : 2.4%
NIKE, Inc. 8,996 795,246
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Consumer Services : 1.3%
Starbucks Corp. 4,431 431,978
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Financial Services : 3.8%
Charles Schwab Corp. 6,258 405,581
MarketAxess Holdings, Inc. 3,412 874,154
1,279,735
Food, Beverage & Tobacco : 7.4%
Altria Group, Inc. 15,669 799,746
Brown-Forman Corp. † 17,335 852,882
Campbell Soup Co. 17,068 834,966
2,487,594
Health Care Equipment & Services : 5.9%
GE HealthCare Technologies,
Inc. 4,552 427,206
Veeva Systems, Inc. * 3,714 779,457
Zimmer Biomet Holdings, Inc. 7,218 779,183
1,985,846
Number
of Shares Value
Household & Personal Products : 6.4%
Clorox Co. 2,877 $ 468,692
Estee Lauder Cos, Inc. 7,964 793,931
Kenvue, Inc. 37,755 873,273
2,135,896
Materials : 6.2%
Air Products and Chemicals,
Inc. 1,429 425,470
Corteva, Inc. 14,350 843,637
International Flavors &
Fragrances, Inc. 7,649 802,610
2,071,717
Media & Entertainment : 4.9%
Alphabet, Inc. 2,625 435,356
Comcast Corp. 9,898 413,440
Walt Disney Co. 8,168 785,680
1,634,476
Pharmaceuticals, Biotechnology & Life
Sciences : 15.3%
Agilent Technologies, Inc. 5,627 835,497
Bio-Rad Laboratories, Inc. * 2,570 859,871
Bristol-Myers Squibb Co. 17,017 880,460
Gilead Sciences, Inc. 10,690 896,250
Pfizer, Inc. 26,794 775,418
Thermo Fisher Scientific, Inc. 648 400,833
Waters Corp. * 1,235 444,464
5,092,793
Semiconductors & Semiconductor
Equipment : 4.9%
Lam Research Corp. 518 422,729
Microchip Technology, Inc. 5,124 411,406
NXP Semiconductors NV 1,719 412,577
Teradyne, Inc. 3,017 404,067
1,650,779
Software & Services : 11.4%
Adobe, Inc. * 1,480 766,314
Autodesk, Inc. * 3,183 876,853
Fortinet, Inc. * 6,059 469,876
Microsoft Corp. 938 403,621
Salesforce, Inc. 3,138 858,902
Workday, Inc. * 1,754 428,695
3,804,261
Technology Hardware & Equipment : 1.3%
Keysight Technologies, Inc. * 2,665 423,548
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Transportation : 1.3%
United Parcel Service, Inc. 3,089 421,154
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Total Common Stocks
(Cost: $29,106,301) 33,340,154
Total Investments: 99.9%
(Cost: $29,106,301) 33,340,154
Other assets less liabilities: 0.1% 18,208
NET ASSETS: 100.0% $ 33,358,362
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $409,344.